Litigation	12 Months Ended
Dec. 31, 2012
Litigation

12.  LITIGATION

The Progressive Corporation and/or its insurance subsidiaries are named as defendants in various lawsuits arising out of claims made under insurance policies in the ordinary course of our business. We consider all legal actions relating to such claims in establishing our loss and loss adjustment expense reserves.

In addition, The Progressive Corporation and/or its insurance subsidiaries are named as defendants in a number of class action or individual lawsuits arising out of the operations of the insurance subsidiaries. Other insurance companies face many of these same issues. The lawsuits discussed below are in various stages of development. We plan to contest these suits vigorously, but may pursue settlement negotiations in some cases, if appropriate. The outcomes of these cases are uncertain at this time.

We establish accruals for lawsuits when it is probable that a loss has been incurred and we can reasonably estimate its potential exposure, which may include a range of loss (referred to as a loss that is both “probable and estimable” in the discussion below). As to lawsuits in which the loss is not considered both probable and estimable, we have not established a liability at this time. It is generally not possible to determine the exposure associated with our lawsuits for a number of reasons, including, without limitation, one or more of the following: liability appears to be remote; putative class action lawsuits generally pose immaterial exposure until a class is actually certified, which, historically, has not been granted by the courts in the vast majority of our cases in which certification has been sought; class definitions are often indefinite and preclude detailed exposure analysis; and complaints rarely state an amount sought as relief, and when such amount is stated, it is often a function of pleading requirements and may be unrelated to the potential exposure.

The following is a discussion of potentially significant pending cases at December 31, 2012, and certain cases resolved during the three-year period then ended.

As to the pending cases, although their outcomes are uncertain, in each case we do not believe that the outcome will have a material impact on our consolidated financial condition, cash flows, or results of operations. In addition, we do not consider the losses from the pending cases to be both probable and estimable, and we are unable to estimate a range of loss, if any, at this time, due to the factors discussed above. In the event that any one or more of these cases results in a substantial judgment against, or settlement by, Progressive, the resulting liability could have a material effect on our consolidated financial condition, cash flows, and/or results of operations.

Pending cases at December 31, 2012, include:

•	One certified class action lawsuit seeking interest on personal injury protection (PIP) payments that allegedly were late.
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One putative class action lawsuit alleging Progressive did not reimburse any of its insureds who incurred legal fees to recover money from another Progressive insured. We determined that it is probable that a loss has been incurred on this lawsuit; however, due to its complexity, we were unable to estimate a range of loss.

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One putative class action alleging that Progressive’s denial of claims under collision coverage is improper by its interpretation of the duplicate recovery provision when the insured has not recovered all losses from another insurer, such as attorney fees.

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One putative class action alleging that Progressive’s website did not adequately disclose sufficient information concerning the PIP deductibles when customers indicated they are covered by private health insurance.

•	Two putative class action lawsuits challenging the labor rates our insurance subsidiaries pay to auto body repair shops.
•	One patent matter alleging Progressive infringes on patented marketing technology.
•	One putative class action alleging Progressive steers customers to service centers and network shops to have their vehicle repair.
•	Five putative class action lawsuits challenging Progressive’s insurance subsidiaries’ practice in Florida of adjusting PIP and first-party medical payments.
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One putative class action alleging Progressive tethers customers to their policies by enforcing a minimum term and charging a purportedly undisclosed but apparently fixed cancellation fee and “other” fees if policies are terminated prior to the expiration of the contract period.

•	One putative class action lawsuit that challenges our insurance subsidiaries’ adjustment of bodily injury claims where the plaintiff alleges Progressive undervalued submitted medical bills.
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One putative class action lawsuit challenging our policy form with regard to rejecting uninsured motorist coverage. We determined that it is probable that a loss has been incurred on this lawsuit; however, due to its complexity, we were unable to estimate a range of loss.

•	One putative class action lawsuit challenging our insureds’ rejection of medpay coverage.
•	One putative class action lawsuit challenging the manner in which Progressive grants a discount for anti-theft devices.
•	Two putative class action lawsuits alleging that Progressive charged insureds for illusory uninsured motorist/underinsured motorist coverage.
•	One putative class action lawsuit alleging that Progressive failed to have insureds reject, in writing, uninsured motorist coverage with limits equal to the limits of liability coverage.
•	One putative class action lawsuit alleging that Progressive improperly applies a preferred provider discount to medical payment claims.
•	One putative class action lawsuit alleging that Progressive undervalues total loss claims through the use of certain valuation tools.
•	One putative class action lawsuit challenging the manner in which Progressive charges premium and assesses total loss claims for commercial vehicle stated amount policies.

For cases that have settled, but for which settlement is not complete, an accrual has been established at our best estimate of the exposure. Settlements that are complete are fully reflected in our financial statements. The amounts accrued or paid for these settlements were not material to our consolidated financial condition, cash flows, or results of operations.

Cases settled during 2012, include:

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One putative class action lawsuit that challenged Progressive’s use of certain automated database vendors or software to assist in the adjustment of bodily injury claims where the plaintiffs allege that these databases or software systematically undervalue the claims; an accrual has been established.

Cases settled during 2011, include:

•	One putative class action lawsuit that challenged the labor rates our insurance subsidiaries pay to auto body repair shops; the case was settled and paid on an individual basis in 2011.
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One class action lawsuit certified for settlement that alleged Progressive charged insureds for illusory uninsured motorist/underinsured motorist coverage on multiple vehicle policies; an accrual was established and the majority of this settlement was paid in 2012.

Cases settled during 2010, include:

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One putative class action lawsuit challenging our notice of cancellation form for nonpayment of premium and subsequent denial of automobile coverage; an accrual was established and final payments were made in 2012.